Intangibles, Net (Tables)	12 Months Ended
Dec. 31, 2015
Intangibles, Net [Abstract]
Finite-Lived Intangible Assets
	December 31, 2015	December 31, 2014
Patents	$80,000	$80,000
Less accumulated amortization	(53,000)	(46,000)
Net	$27,000	$34,000